Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Cash Flows [Abstract]
Net income		$ 1,177,172	$ 808,498	$ 295,402
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,843,003	1,282,228	337,730
Asset impairment		16,335	21,828	26,155
Amortization of debt issuance costs and debt discount		45,582	86,184	47,442
Amortization of lease premium intangibles		23,042	17,967	8,746
Amortization of fair value adjustments on debt		(442,972)	(330,924)
Accretion of fair value adjustments on deposits and maintenance liabilities		76,246	71,806
Maintenance rights write off	[1]	628,643	130,806
Maintenance liability release to income		(243,809)	(92,296)	(13,479)
Net gain on sale of assets		(183,328)	(37,497)	(41,873)
Deferred income taxes		110,353	115,859	21,186
Restructuring expenses		49,311
Other		90,074	102,139	(1,921)
Changes in operating assets and liabilities:
Trade receivables		48,468	102,547	2,854
Other assets		88,418	12,704	(32,760)
Accounts payable, accrued expenses and other liabilities		33,502	21,825	43,779
Net cash provided by operating activities		3,360,040	2,313,674	693,261
Purchase of flight equipment		(2,772,110)	(2,088,444)	(1,782,839)
Proceeds from sale or disposal of assets		1,568,235	569,633	664,415
Prepayments on flight equipment		(791,546)	(458,174)	(213,320)
Acquisition of ILFC, net of cash acquired			(195,311)
Capital contributions to equity investments				(13,180)
Collections of finance and sales-type leases		54,975	40,983	1,617
Movement in restricted cash		297,941	282,523	7,866
Other	[2]	(73,400)
Net cash used in investing activities		(1,715,905)	(1,848,790)	(1,335,441)
Issuance of debt		3,913,840	5,411,602	2,299,706
Repayment of debt		(4,043,743)	(4,826,775)	(1,889,194)
Debt issuance costs paid		(49,417)	(134,963)	(45,213)
Maintenance payments received		776,488	561,558	100,708
Maintenance payments returned		(558,477)	(286,041)	(56,909)
Security deposits received		171,408	107,332	23,364
Security deposits returned		(144,445)	(98,656)	(15,032)
Repurchase of shares and tax withholdings on share-based compensation	[3]	(793,945)
Net cash (used in) provided by financing activities		(728,291)	734,057	417,430
Net increase (decrease) in cash and cash equivalents		915,844	1,198,941	(224,750)
Effect of exchange rate changes		(3,115)	(4,086)	(137)
Cash and cash equivalents at beginning of period		1,490,369	295,514	520,401
Cash and cash equivalents at end of period		2,403,098	1,490,369	295,514
Supplemental cash flow information:
Interest paid, net of amounts capitalized		1,409,860	1,103,512	211,075
Income taxes paid, net		$ 20,178	$ 37,630	$ 4,966

[1]	(a) Maintenance rights write off consisted of the following: EOL and MR contract maintenance rights expense$ 348,366$ 54,507$ - EOL contract maintenance rights write off due to cash receipt 118,438 27,570 - MR contract maintenance rights write off due to maintenance liability release 161,839 48,729 - Maintenance rights write off$ 628,643$ 130,806$ -
[2]	Relates to the settlement of three asset value guarantees during the year ended December 31, 2015. Refer to Note 29-Commitments and contingencies.
[3]	Includes the Share Repurchase of $750.0 million from AIG and $11.2 million of related expenses. Refer to Note 17-Equity and Note 28-Related party transactions for further details.